Revenue (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Revenue

The Company’s revenues are generated entirely in the Netherlands. In the following table, revenue is disaggregated by primary source of revenue as follows:

(euros in thousands)	2017 Restated	2016 Restated	2015 Restated
Up-front payment amortization	14,933	14	151
Collaboration income	5,787	1,109	1,092

Revenue from contracts with customers	20,720	1,123	1,243
Income from grants on research projects	1,195	1,387	662

	21,915	2,510	1,905

Summary of Changes in Tarde Receivables, Contract Assets and Contract Liabilities

The following table presents changes in the Company’s trade receivables, contract assets and contract liabilities during the twelve months ended December 31, 2017:

	Balance at December 31, 2016 Restated	Additions	Deductions	Balance at December 31, 2017 Restated
	(euros in thousands)
Trade & other receivables
Trade receivables	205	122,781	(121,392)	1,594

Total trade & other receivables	205	122,781	(121,392)	1,594

Contract assets
Unbilled receivables	—	121,240	(120,530)	710

Total contract assets	—	121,240	(120,530)	710

Contract liabilities
Deferred revenue	31,426	111,993	(14,933)	128,486

Total contract liabilities	31,426	111,993	(14,933)	128,486

The following table presents changes in the Company’s trade receivables, contract assets and contract liabilities during the twelve months ended December 31, 2016:

	Balance at December 31, 2015 Restated	Additions	Deductions	Balance at December 31, 2016 Restated
	(euros in thousands)
Trade & other receivables
Trade receivables	—	1,677	(1,472)	205

Total trade & other receivables	—	1,677	(1,472)	205

Contract assets
Unbilled receivables	—	702	(702)	—

Total contract assets	—	702	(702)	—

Contract liabilities
Deferred revenue	14	31,426	(14)	31,426

Total contract liabilities	14	31,426	(14)	31,426